Share-Based Compensation - Number of Awards Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Ending balance	5,074,000
Exercisable	1,449,000
Beginning balance	12,472,000	15,496,000
Granted	2,182,000	3,981,000
Exercised	(5,541,000)	(5,815,000)
Forfeited	(663,000)	(1,190,000)
Ending balance	8,450,000	12,472,000
Exercisable	1,449,000	3,396,000
Beginning balance	$ 39.11	$ 38.04
Granted	54.48	39.49
Exercised	38.21	35.00
Forfeited	0
Ending balance	42.36	39.11
Exercisable	$ 39.77	$ 38.13
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	2,419,000	3,034,000
Granted	818,000	1,617,000
Exercised	(483,000)	(1,601,000)
Forfeited	(259,000)	(631,000)
Ending balance	2,495,000	2,419,000
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	1,594,000	3,281,000
Granted	456,000	499,000
Exercised	(1,087,000)	(1,914,000)
Forfeited	(82,000)	(272,000)
Ending balance	881,000	1,594,000
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	8,459	9,181
Granted	908	1,865
Exercised	(3,971)	(2,300)
Forfeited	(322)	(287)
Ending balance	5,074	8,459
Exercisable	1,449	3,396